Operating Leases (Details Narrative) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Lease expiration, description	expire on various dates through 2027
Opearating leases rent expense	$ 166,997	$ 0	$ 191,758	$ 0
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Lease expiration, description	expire on various dates through 2027
Opearating leases rent expense	$ 38,622	$ 48,806	$ 84,717	$ 80,007